Warrants (Changes in Fair Value of Series C Preferred Stock Warrants) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value Measurement [Line Items]
Beginning fair value	$ 384	$ 120
Change in fair value recorded through the statement of operations	189	213
Ending fair value	$ 573	$ 333